Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 17 — SUBSEQUENT EVENTS: On January 1, 2024, Nanox IL established Nanox Impact Inc. (hereinafter “Nanox Impact”), a wholly owned subsidiary in the United States.